CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interest	Total
BALANCE at Dec. 31, 2016	$ 38	$ 42,205	$ 52,136	$ (7,700)		$ 86,679
BALANCE, shares at Dec. 31, 2016	9,387,928
Shares issued for equity compensation plan	$ 1	740				741
Shares issued for equity compensation plan, shares	190,000
Shares issued on acquisition of subsidiaries	$ 15	4,664				4,679
Shares issued on acquisition of subsidiaries, shares	3,720,283
Shares issued on placement financing	$ 11	2,550				2,561
Shares issued on placement financing, shares	2,866,644
Net loss			(11,214)			(11,214)
Foreign currency translation adjustment				369		369
BALANCE at Dec. 31, 2017	$ 65	50,159	40,922	(7,331)		83,815
BALANCE, shares at Dec. 31, 2017	16,164,855
Shares issued for equity compensation plan	$ 7	1,987				1,994
Shares issued for equity compensation plan, shares	1,680,000
Shares issued on exercise of Investor Warrants	$ 1	174				175
Shares issued on exercise of Investor Warrants, shares	174,903
Shares issued on acquisition of subsidiaries	$ 27	8,161				8,188
Shares issued on acquisition of subsidiaries, shares	6,824,272
Equity component of the 2018 Notes (note 15)		5,306				5,306
Shares issued on rights offering	$ 202	49,789				49,991
Shares issued on rights offering, shares	50,663,270
Realization of foreign currency translation loss relating to disposal of a subsidiary			(7,422)	7,422
Disposal of partial interest in subsidiaries without losing control		1,072			$ 38,797	39,869
Net loss			(12,372)		(8,692)	(21,064)
Foreign currency translation adjustment				(100)		(100)
BALANCE at Dec. 31, 2018	$ 302	116,648	21,128	(9)	30,105	168,174
BALANCE, shares at Dec. 31, 2018	75,507,300
Shares issued on acquisition of subsidiaries	$ 18	5,224				5,242
Shares issued on acquisition of subsidiaries, shares	4,519,347
Realization of foreign currency translation loss relating to disposal of a subsidiary			2	(2)
Cancellation of 2018 Notes (Notes 3 and 15)		(3,480)				(3,480)
Disposal of interest in a subsidiary		(588)	588		(12,252)	(12,252)
Net loss			(19,402)		(17,657)	(37,059)
Foreign currency translation adjustment				1		1
BALANCE at Dec. 31, 2019	$ 320	$ 117,804	$ 2,316	$ (10)	$ 196	$ 120,626
BALANCE, shares at Dec. 31, 2019	80,026,647